Annual Total Returns[BarChart] - AST Cohen and Steers Global Realty Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.04%)	26.81%	4.35%	13.92%	(0.09%)	0.89%	10.88%	(4.71%)	25.13%	(2.95%)